Income taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Income (loss) before income taxes	$ (864,202)	$ (2,356,488)	$ (9,476,934)
Effective income tax rate (%)	27.25%	27.25%	27.25%
Expected income tax (recovery)	$ (235,495)	$ (642,143)	$ (2,582,166)
Loss (income) related to entities taxed as partnerships	1,056
Temporary differences related to inventory valuation	124,590	(124,590)	(142,025)
Temporary differences related to start-up costs	(196,978)	(196,978)	99,029
Temporary differences related to Transaction costs	(2,217,730)	(1,927,848)	320,709
Non-deductible expenses	(42,264)	(248,392)	1,059,283
Permanent difference for loss (income) related to entities taxed as corporations	(369,512)
Permanent difference for loss (income) related to entities taxed as partnerships	(6,749)
Temporary differences related to cost of goods sold			172,517
Unrealized gain on biological assets			(134,720)
Share issuance costs			(13,457)
Losses and other deductions for which no benefit has been recognized	3,093,625	3,139,951	1,220,830
Income tax expense	$ 150,543